LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENTS
9.	LONG-TERM INVESTMENTS

	December 31,
	2012	2013
	RMB	RMB	US$

Yunfeng E-commerce A Fund, L.P. and Yunfeng E-Commerce B Fund, L.P. (Collectively known as “Yunfeng E-Commerce Funds”) (1)	377,095,598	365,780,630	60,422,656
Yangxun Computer Technology (Shanghai) Co., Ltd. (“Yangxun”)	27,331,600	27,331,600	4,514,859
Beijing Innovation Works Development Fund (“Innovation Works”)	18,000,000	22,500,000	3,716,735
Beijing Dijiang Network Technology Co., Ltd. (“Dijiang Network”)	3,000,000	4,000,000	660,753
Shanghai Tianju Network Technology Co., Ltd. (“Tianju Network”)	660,387	—	—
Beijing Wula Century Technology Co., Ltd. (“ Wula Century”)	—	2,700,000	446,008
Yunfeng Fund II, L.P. (“Yunfeng Fund II”)	—	9,390,144	1,551,141
Glorious Mission Network	—	5,934,190	980,258

Total	426,087,585	437,636,564	72,292,410

(1)	Due to the Group’s inability to obtain (i) quarterly financial statements of Yunfeng E-Commerce Funds, prepared in accordance with U.S. generally accepted accounting principles and (ii) readily determinable fair value, including financial information otherwise required to derive such fair value, of the Alibaba Group, the Group is precluded from applying the equity method of accounting for its investment in Yunfeng E-Commerce Funds. Accordingly, the Group applied the cost method of accounting.

In February 2014, the Group sold all of its investment in Yunfeng E-Commerce Funds to a third party at a consideration of RMB1,205,291,670 (US$199,100,000), resulting in a gain of RMB890,581,243 (US$147,113,541) after deducting the transaction cost, that is recognized in the first quarter of 2014 (Note 26).

In 2013, the Group identified an error in its accounting for the investment in Yunfeng E-Commerce Funds as of and for the year ended December 31, 2012, resulting in an overstatement of the investment, as well as unrealized gain through other comprehensive income, of RMB69,135,783. The Group has evaluated and determined that the error is not material to the consolidated financial statements as of and for the year ended December 31, 2012 and 2013. The error also has no impact on the measurement of the gain subsequently recognized through the sale of the investment in 2014.